Reinsurance - Reinsurance Recoverables (Details) $ in Millions	Dec. 31, 2018 USD ($)
Ceded Credit Risk [Line Items]
Total reinsurance recoverables	$ 4,541
Hartford Life And Accident Insurance Company [Member]
Ceded Credit Risk [Line Items]
Total reinsurance recoverables	3,470
Lincoln Life & Annuity Company of New York
Ceded Credit Risk [Line Items]
Total reinsurance recoverables	424
Constitution Life
Ceded Credit Risk [Line Items]
Total reinsurance recoverables	320
VOYA Retirement Insurance and Annuity Company
Ceded Credit Risk [Line Items]
Total reinsurance recoverables	186
All Other
Ceded Credit Risk [Line Items]
Total reinsurance recoverables	$ 141